Equity (Details Textual) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands									1 Months Ended			2 Months Ended	12 Months Ended
	Sep. 07, 2017 ILS (₪) shares	Sep. 07, 2017 ILS (₪) $ / shares	May 09, 2017	Apr. 04, 2017 shares	Jul. 28, 2016 ILS (₪) Share shares	May 16, 2016 shares	Feb. 28, 2016 ILS (₪) shares	Feb. 28, 2016 $ / shares	Jan. 31, 2018 ILS (₪) shares	Jan. 31, 2018 ILS (₪) $ / shares	Nov. 23, 2015 ILS (₪) ₪ / shares	Aug. 16, 2017 shares	Dec. 31, 2018 ILS (₪) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 ILS (₪)
Equity (Textual)
Proceeds net of issuance costs | ₪	₪ 11,695								₪ 10,024
Number of ordinary shares												1
Issuance of share												516,574
Exercise of share options and warrants | ₪													₪ 400		₪ 1,432	₪ 7
Private placement of shares and warrants | ₪							₪ 8,000
Unlisted warrants exercisable							1,927,801
Warrants exercisable term							12 months
Private placement allotted shares						287,769
Gross proceeds | ₪	15,214				₪ 32,107				13,620
Unlisted warrants						95,923
Issuance costs | ₪	13,970				25,820				11,865
Fair value of the trade warrants | ₪	₪ 2,481	₪ 2,481			3,173				₪ 2,113	₪ 2,113
Consideration | ₪					₪ 23,269
Financial expenses | ₪													₪ (20)		₪ (3,892)	₪ (33)
Issued ordinary shares							5,783,437
Non-tradable warrants, share	265,568								266,667
Description of options term			The terms of the options (Series 1): (i) extension of the expiration date options (Series 1) to a date that is 80 days from court approval for such of the exercise period of the options (Series 1) (i.e. August 17, 2017, following court approval), and (ii) reduction in the exercise price of the options (Series 1) from NIS 1.85 per option to NIS 1.20 per option, in accordance with Section 350 of the Israeli Companies Law. On May 29, 2017, the court approved the changes to the options (Series 1). On August 17, 2017 the options (Series 1) expired.
Investors, share	531,136								484,848
Purchase of non-tradable warrants									266,667
Direct offering | $ / shares		₪ 8.10								₪ 8.25
Warrants to purchase					969,231
Inintial public offiering of ADS shares					1,292,308
Warrants exercisable, description					Each Listed Warrants is exercisable into one ADS, for a period of five years at an exercise price of US$ 7.50 per warrant.
Warrant exercise price | $ / shares								$ 2.1
Treasury shares													2,641,693	2,641,693	2,641,693
Share-based awards granted | ₪									₪ 1,755
Chief Executive Officer And Chief Financial Officer [Member]
Equity (Textual)
Total benefit received from grant | ₪											₪ 3,033
Warrant exercise price | ₪ / shares											₪ 1.286
USD [Member]
Equity (Textual)
Financial expenses | $														$ (6)
Agent fees | ₪	₪ 140								₪ 323
Over Allotment [Member]
Equity (Textual)
Warrants to purchase					145,385
Inintial public offiering of ADS shares					193,846
Warrants exercisable, description					ADSs at a price of US$ 6.038 per ADS and/or an additional Listed Warrants to purchase 145,385 ADSs, on the same terms as the warrants issued to the public, at a price of US$ 0.007 per warrant.
Listed shares					65,890
Underwritters Arrangements [Member] | Non Tradeable Warrant [Member]
Equity (Textual)
Warrants exercisable term	1 year								1 year
Issuance costs | ₪	₪ 204								₪ 272
Number of warrants exercisable | Share					77,538
Non-tradable warrants, description					The Company issued to the underwriters unlisted warrants to purchase 77,538 ADSs at an exercise price of $8.80 per warrant and exercisable for a period of four years.
Purchase of non-tradable warrants	7,492			61,487					24,242
Warrants exercisable, description	The investor warrants except they have an exercise price of $10.125 per ADS.								The investor warrants except they have an exercise price of $10.31 per ADS.
Underwritters Arrangements [Member] | Non Tradeable Warrant [Member] | USD [Member]
Equity (Textual)
Warrant exercise price | $ / shares		₪ 12.07								₪ 12.00